SCHEDULE OF LONG TERM DEBT INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Credit facility and other loans		$ 28,855	$ 1,000
Debt instrument, interest rate		12.50%
Less discounts		$ (450)
Line of Credit [Member]
Short-Term Debt [Line Items]
Less discounts		(247)	(376)
Total credit facility, net of discount and deposits		27,753	27,374
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Credit facility and other loans		$ 28,000	$ 27,750
Debt instrument, interest rate	12.50%